Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

10.	SUBSEQUENT EVENTS

Conversion of Senior Debt Facility to Term Loan

Effective July 15, 2015, our $10 million credit facility was converted to a term loan. The terms of the new loan call for monthly principal and interest payments equal to 100% of the consumer loan proceeds. The Company intends to use proceeds from capital raise to fund its operations and to continue funding the future consumer loans. The balance outstanding on the credit facility was $2,230,000 at June 30, 2015, and was expected to be paid through June 2016. The Company repaid the balance of this loan in August 2015. The net profit arrangement remains in effect until 2025.

Change in Conversion Ratio of the Preferred Shares

Effective August 3, 2015, the Company commenced a rights offering to certain of its existing stockholders. Pursuant to the terms of the Series A preferred stock, the Series F preferred stock, the Series G preferred stock and the Series H preferred stock, as a result of the Company’s commencement of the rights offering, the Company was required to adjust the conversion ratio applicable to each series of preferred stock. Accordingly, following the adjustment of the conversion ratios, each share of Series A, Series F, Series G and Series H preferred stock is convertible into common stock as follows:

●	Series A – convertible into 8 shares of common stock

●	Series F – convertible on December 31, 2015 into 0.6666 shares of common stock

●	Series G – convertible on December 31, 2015 into 0.4000 shares of common stock

●	Series H – convertible on December 31, 2015 into 0.2666 shares of common stock, or convertible on June 30, 2016 into 0.2500 shares of common stock

Dissolution of Subsidiary Companies

On August 11, 2015, the Company dissolved subsidiary companies, Investment Evolution Philippines Corporation and Investment Evolution Canada, LLC, and will no longer be pursuing international expansion.

12.	SUBSEQUENT EVENTS

Investment Evolution Canada, LLC

On January 2, 2015 the Company formed Investment Evolution Canada, LLC, a 100% owned subsidiary of Investment Evolution Global Corporation which will be used for planned future Canadian operations.